BUSINESS SEGMENTS (SCHEDULE OF SEGMENT REPORTING INFORMATION BY SEGMENT) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues:
Net investment income	$ 1,427.4	$ 1,664.0	$ 1,486.4
Fee revenue and other income	50.9	34.0	19.8
Total	3,851.8	3,969.0	3,793.3
Benefits and expenses:
Insurance policy benefits	2,586.2	2,839.7	2,763.9
Other operating costs and expenses	802.8	766.2	819.3
Total expenses	3,424.4	3,606.5	3,458.4
Pre-tax operating earnings by segment	427.4	362.5	334.9
Bankers Life [Member]
Revenues:
Insurance policy income, Annuities	26.0	28.9	28.4
Insurance policy income, Health	1,287.1	1,311.2	1,342.7
Insurance policy income, Life	338.6	308.6	286.3
Net investment income	957.3	1,005.7	838.9
Fee revenue and other income	29.3	19.0	15.2
Total	2,638.3	2,673.4	2,511.5
Benefits and expenses:
Insurance policy benefits	1,667.6	1,788.7	1,642.9
Amortization	174.7	187.5	187.6
Interest expense on investment borrowings	7.9	6.7	5.3
Other operating costs and expenses	401.2	380.0	374.8
Total expenses	2,251.4	2,362.9	2,210.6
Pre-tax operating earnings by segment	386.9	310.5	300.9
Washington National [Member]
Revenues:
Insurance policy income, Annuities	4.0	11.4	9.6
Insurance policy income, Health	597.6	587.1	575.9
Insurance policy income, Life	24.4	23.0	23.4
Net investment income	276.1	296.9	289.2
Fee revenue and other income	1.1	0.9	1.1
Total	903.2	919.3	899.2
Benefits and expenses:
Insurance policy benefits	536.2	541.4	500.6
Amortization	64.6	64.9	64.9
Interest expense on investment borrowings	1.7	1.9	2.8
Other operating costs and expenses	189.5	170.5	182.1
Total expenses	792.0	778.7	750.4
Pre-tax operating earnings by segment	111.2	140.6	148.8
Colonial Penn [Member]
Revenues:
Insurance policy income, Health	3.6	4.3	5.2
Insurance policy income, Life	242.4	227.8	212.6
Net investment income	41.7	40.0	40.4
Fee revenue and other income	1.0	0.8	0.7
Total	288.7	272.9	258.9
Benefits and expenses:
Insurance policy benefits	173.2	165.7	161.1
Amortization	15.3	14.5	15.0
Other operating costs and expenses	99.4	105.2	91.4
Total expenses	287.9	285.4	267.5
Pre-tax operating earnings by segment	0.8	(12.5)	(8.6)
Other CNO Business [Member]
Revenues:
Insurance policy income, Health	0	24.1	25.6
Net investment income	0	33.3	32.9
Total	0	57.4	58.5
Benefits and expenses:
Insurance policy benefits	0	59.2	63.2
Other operating costs and expenses	0	25.8	25.0
Total expenses	0	85.0	88.2
Pre-tax operating earnings by segment	0	(27.6)	(29.7)
Corporate operations [Member]
Revenues:
Net investment income	14.9	39.8	62.4
Fee revenue and other income	6.7	6.2	2.8
Total	21.6	46.0	65.2
Benefits and expenses:
Interest expense on investment borrowings	0.1	0	0.4
Other operating costs and expenses	49.1	43.1	55.1
Interest expense on corporate debt	43.9	51.3	66.2
Interest expense on borrowings of variable interest entities	0	0.1	20.0
Total expenses	93.1	94.5	141.7
Pre-tax operating earnings by segment	$ (71.5)	$ (48.5)	$ (76.5)